Consolidated Statements of Changes in Equity $ in Thousands	CAD ($)	Issued capital [member] CAD ($) shares	Warrants [member] CAD ($)	Contributed surplus [member] CAD ($)	Accumulated deficit [member] CAD ($)	Accumulated other comprehensive income [member] CAD ($)
Balance at Dec. 31, 2015	$ 11,703	$ 14,800	$ 1,329	$ 599	$ (5,025)
Balance, shares at Dec. 31, 2015 | shares		42,618,971
Shares issued	20,928	$ 18,096	2,832
Shares issued, shares | shares		75,289,565
Share issuance costs	(162)	$ (162)
Vesting of options	178			178
Options exercised	103	$ 145		(42)
Options exercised, shares		402,788
Warrants exercised	418	$ 596	(178)
Warrants exercised, shares		2,264,424
Conversion of convertible loans payable	115	$ 115
Conversion of convertible loans payable, shares | shares		1,150,000
Net income	(1,190)				(1,190)
Other comprehensive income	1,584					$ 1,584
Balance at Dec. 31, 2016	33,677	$ 33,590	3,983	735	(6,215)	1,584
Balance, shares at Dec. 31, 2016 | shares		121,725,748
Shares issued	49,594	$ 49,594
Shares issued, shares | shares		19,852,301
Share issuance costs	(2,767)	$ (2,767)
Vesting of options	1,862			1,862
Options exercised	591	$ 899		(308)
Options exercised, shares		571,246
Warrants exercised	1,624	$ 2,243	(619)
Warrants exercised, shares		7,211,308
Unrealized gains reclassified to net income	(1,651)					(1,651)
Net income	2,491				2,491
Other comprehensive income	947					947
Balance at Dec. 31, 2017	$ 86,368	$ 83,559	$ 3,364	$ 2,289	$ (3,724)	$ 880
Balance, shares at Dec. 31, 2017 | shares		149,360,603